Description of Business - Additional Information (Detail)	Dec. 31, 2017 Vessel m³
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	38
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	31
Fully Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	7
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	20,085
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	38,000